23 OTHER OPERATING INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income Expenses [Abstract]
Schedule of other operating income (expenses)
	Consolidated
	12/31/2019	12/31/2018	12/31/2017

Other operating income
Indemnities	56,180	46,256	6,106
Rentals and leases	9,462	5,430	1,841
Dividends received	32,747	9,188	3,248
PIS and COFINS to compensate (1)	123,677	1,102,365
Contractual fines	4,486	3,965	2,970
Actuarial pension plan	47,151	20,983	36,952
Updated shares – Fair Value through profit or loss (VJR) (Note 12II)		1,655,813
Contractual agreement (2)	131,817
Eletrobrás's compulsory loan (4)			755,151
Gain on sale of LLC		1,164,294
Other revenues	98,250	27,749	18,018
	503,770	4,036,043	824,286

Other operating expenses
Taxes and fees	(95,873)	(26,197)	(136,348)
Write-off/(Provision) of judicial deposits	(19,685)	(113,549)	(134,002)
Expenses with environmental liabilities, net	(82,669)	(60,311)	(7,156)
Contractual fines	(106,926)	(104,086)
Depreciation of equipment paralyzed and amortization of intangible assets (note 22)	(97,627)	(97,914)	(44,570)
Write- off of PP&E and intangible assets (note 9)	(114,603)	(27,260)	(28,127)
Estimated (Loss)/reversal in inventories	(136,827)	(149,704)	(15,775)
Idleness in stocks and paralyzed equipment (3)	(546,968)
Studies and project engineering expenses	(26,171)	(33,738)	(32,956)
Research and development expenses	(1,741)	(2,688)	(3,944)
Advisory expenses		(508)	(3,419)
Healthcare plan expenses	(119,560)	(108,369)	(97,837)
Reversal/(Provision) industrial reestructuring		(17,490)	5,807
Cash flow hedge realized (Note 12 b)	(790,353)	(370,191)	(92,140)
Updated shares – Fair value through profit or loss (Note 12II)	(118,780)
Other expenses	(149,068)	(218,701)	(56,477)
	(2,406,851)	(1,330,706)	(646,944)
Other operating income (expenses), net	(1,903,081)	2,705,337	177,342

(1)     Refers to non-inclusion of ICMS in the PIS and COFINS calculation basis.

(2)     Referring to the contractual agreement signed for the supply of new equipment;

(3)     Idleness in stocks: Due to the reforms in blast furnace 3, there was unused capacity in which the volume of production was below normal.

(4)     This is a net amount, certain and due, arising from the final judicial decision favorable to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in sentencing the Eletrobrás to the payment of the correct interest and monetary correction of the Compulsory Loan. The final judicial decision, as well as the certainty about the amounts involved in the settlement of the judgment (judicial procedure to request the satisfaction of the right), allowed the conclusion that the right to receive this value is certain. Thus, in line with our legal and accounting advisors, we recognize the credits in noncurrent assets against the result of Other Operating Revenues. The monetary adjustment 2018 is presented in the note 25 - Financial Income (Expenses).